Future Minimum Non Cancelable Lease Rental Payments (Detail) In Millions, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR
Operating Leased Assets [Line Items]
2014	$ 94	5,135
2015	78	4,272
2016	69	3,776
2017	55	2,977
2018	42	2,280
Thereafter	124	6,763
Total minimum lease commitments	$ 462	25,203